Accrued Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accrued Compensation [Abstract]
Accrued Compensation

4. Accrued Compensation

Accrued compensation consists of the following:

	March 31, 2014	December 31, 2013

Accrued wages	$394,351	$278,393
Accrued vacation expense	87,138	75,557

Total accrued compensation	$481,489	$353,950

Starting in March 2013, certain of the Company’s executives agreed to defer part, if not all, of their salaries until additional funding is obtained.

4. Accrued Compensation

Accrued compensation consists of the following:

	December 31, 2013	December 31, 2012
Accrued wages	$278,393	$17,046
Accrued vacation expense	75,557	70,846

Total accrued compensation	$353,950	$87,892

Accrued wages consists primarily of salaries and related employment taxes resulting from the decision in March 2013 by certain of the Company’s executives to defer part, if not all, of their salaries until additional funding is obtained.